STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.1%
Automobiles & Components - .7%
Fox Factory Holding Corp.	3,315	[a]	308,991
Harley-Davidson Inc.	45,088		1,739,044
Visteon Corp.	5,225	[a]	626,112
			2,674,147
Banks - 13.8%
BankUnited Inc.	33,523		1,242,027
Banner Corp.	52,251		3,174,771
Brookline Bancorp Inc.	46,510		579,980
Cadence Bank	105,381		2,685,108
Camden National Corp.	19,470		880,628
City Holding Co.	12,100		1,028,621
Columbia Banking System Inc.	40,080		1,200,396
Eastern Bankshares Inc.	68,650		1,331,810
Federal Agricultural Mortgage Corp., Cl. C	6,530		713,337
First Bancorp	22,320		812,671
First Financial Corp.	19,700		916,050
Glacier Bancorp Inc.	34,888		1,768,124
Hancock Whitney Corp.	16,700		805,441
Heartland Financial USA Inc.	12,820		572,669
Horizon Bancorp Inc.	44,230		836,832
Huntington Bancshares Inc.	80,369		1,076,945
Independent Bank Corp.	89,444		6,997,205
Independent Bank Group Inc.	10,850		730,856
Lakeland Financial Corp.	8,100		610,254
NBT Bancorp Inc.	25,040		971,051
NMI Holdings Inc., Cl. A	18,780	[a]	385,553
OceanFirst Financial Corp.	41,060		798,206
Old National Bancorp	86,329		1,440,831
Pacific Premier Bancorp Inc.	71,869		2,354,428
Pinnacle Financial Partners Inc.	9,570		772,395
Seacoast Banking Corp. of Florida	96,509		3,119,171
SouthState Corp.	34,968		2,728,903
Synovus Financial Corp.	66,780		2,681,885
Texas Capital Bancshares Inc.	56,087	[a]	3,310,815
TriCo Bancshares	20,040		945,688
Triumph Bancorp Inc.	5,240	[a]	324,408
Walker & Dunlop Inc.	8,385		842,357
Washington Trust Bancorp Inc.	17,130		867,292
Webster Financial Corp.	15,830		744,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Banks - 13.8% (continued)
WesBanco Inc.	24,020		821,724
Wintrust Financial Corp.	9,445		796,591
WSFS Financial Corp.	16,510		798,258
			52,668,083
Capital Goods - 14.2%
AAON Inc.	22,005		1,264,848
AerCap Holdings NV	24,408	[a]	1,075,172
Aerojet Rocketdyne Holdings Inc.	20,630	[a]	888,534
Alamo Group Inc.	5,410		707,412
Albany International Corp., Cl. A	11,050		974,499
Allied Motion Technologies Inc.	22,377		783,643
Astec Industries Inc.	27,844		1,063,084
AZZ Inc.	14,620		622,958
Babcock & Wilcox Enterprises Inc.	139,330	[a,b]	1,111,853
Beacon Roofing Supply Inc.	16,400	[a,b]	900,524
Bloom Energy Corp., Cl. A	28,117	[a,b]	714,453
BWX Technologies Inc.	22,400		1,167,712
Chart Industries Inc.	4,620	[a]	895,633
Comfort Systems USA Inc.	16,350		1,640,559
Douglas Dynamics Inc.	30,782		895,756
EMCOR Group Inc.	6,480		770,602
Encore Wire Corp.	6,420		835,242
Enerpac Tool Group Corp.	87,702	[b]	1,701,419
Franklin Electric Co.	5,925		514,586
Granite Construction Inc.	73,084		2,191,058
Great Lakes Dredge & Dock Corp.	53,154	[a]	508,684
Griffon Corp.	13,965		437,803
H&E Equipment Services Inc.	16,375		518,433
Hayward Holdings Inc.	46,210	[a]	485,667
Hexcel Corp.	33,795		1,982,753
Hillenbrand Inc.	48,063		2,002,785
Kratos Defense & Security Solutions Inc.	70,099	[a]	879,041
LSI Industries Inc.	55,610		430,421
Markforged Holding Corp.	60,001	[a,b]	145,802
McGrath RentCorp	9,810		829,141
Mercury Systems Inc.	21,862	[a]	1,052,218
Mueller Industries Inc.	11,340		716,348
NOW Inc.	95,927	[a]	1,162,635
Park Aerospace Corp.	143,493		1,651,604
Powell Industries Inc.	79,543		1,961,530
Regal Rexnord Corp.	21,555		2,965,752
Resideo Technologies Inc.	79,381	[a]	1,652,712
Spirit AeroSystems Holdings Inc., Cl. A	32,334		973,253
SPX Technologies Inc.	55,397	[a]	3,160,953

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Capital Goods - 14.2% (continued)
Tennant Co.	10,976		662,402
Terex Corp.	15,770		523,879
The AZEK Company	29,330	[a]	535,273
The Shyft Group Inc.	28,330		678,504
Thermon Group Holdings Inc.	49,620	[a]	870,831
Titan Machinery Inc.	33,830	[a]	1,041,287
Twin Disc Inc.	12,654	[a]	117,682
V2X Inc.	16,700	[a]	578,822
Valmont Industries Inc.	3,044		842,640
WillScot Mobile Mini Holdings Corp.	22,805	[a]	915,393
Zurn Elkay Water Solutions Corp.	114,852		3,167,618
			54,171,413
Commercial & Professional Services - 3.8%
ABM Industries Inc.	15,310		710,384
Alight Inc., Cl. A	85,160	[a]	671,061
ASGN Inc.	6,730	[a]	650,791
Clean Harbors Inc.	7,141	[a]	838,496
CoreCivic Inc.	101,315	[a]	965,532
Harsco Corp.	61,990	[a]	351,483
Heritage-Crystal Clean Inc.	35,270	[a]	1,148,744
KAR Auction Services Inc.	60,525	[a]	883,665
KBR Inc.	39,884		1,926,397
MSA Safety Inc.	21,843		2,596,259
Stericycle Inc.	19,479	[a]	975,703
The Brink's Company	39,598		2,188,977
VSE Corp.	17,680		739,908
			14,647,400
Consumer Durables & Apparel - 2.6%
Acushnet Holdings Corp.	9,038		430,661
Carter's Inc.	19,728	[b]	1,456,913
Cavco Industries Inc.	3,250	[a]	760,533
G-III Apparel Group Ltd.	25,900	[a]	545,713
Hanesbrands Inc.	142,177		1,238,362
M.D.C. Holdings Inc.	22,216		690,473
Skyline Champion Corp.	14,260	[a]	808,114
Tempur Sealy International Inc.	31,372		784,614
Topgolf Callaway Brands Corp.	107,542	[a]	2,379,904
Vista Outdoor Inc.	15,740	[a]	442,609
Wolverine World Wide Inc.	31,040		606,522
			10,144,418
Consumer Services - 2.8%
Bowlero Corp	98,840	[a,b]	1,168,289
Boyd Gaming Corp.	39,438		2,146,610
Hilton Grand Vacations Inc.	29,835	[a]	1,216,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Consumer Services - 2.8% (continued)
International Game Technology PLC	73,573		1,319,900
Marriott Vacations Worldwide Corp.	15,558		2,215,770
OneSpaWorld Holdings Ltd.	241,890	[a]	2,131,051
SeaWorld Entertainment Inc.	11,006	[a]	553,052
			10,751,343
Diversified Financials - 2.3%
Artisan Partners Asset Management Inc., Cl. A	59,828		2,019,793
Bread Financial Holdings Inc.	6,928		266,243
Cohen & Steers Inc.	22,200		1,584,636
Focus Financial Partners Inc., Cl. A	54,345	[a]	2,127,607
Stifel Financial Corp.	46,698		2,769,658
			8,767,937
Energy - 6.4%
Cactus Inc., Cl. A	73,942		2,953,983
ChampionX Corp.	143,549		3,130,804
Chesapeake Energy Corp.	9,030	[b]	907,425
Chord Energy Corp.	7,335		1,038,269
CNX Resources Corp.	34,778	[a]	614,527
Comstock Resources Inc.	30,905	[a]	605,738
Devon Energy Corp.	33,206		2,345,008
Dril-Quip Inc.	84,785	[a]	1,876,292
Earthstone Energy Inc., Cl. A	103,365	[a,b]	1,571,148
Green Plains Inc.	8,035	[a]	294,322
Gulfport Energy Corp.	10,920	[a]	1,067,539
Helmerich & Payne Inc.	53,599	[b]	2,291,357
ION Geophysical Corp.	12,608	[a]	353
Northern Oil & Gas Inc.	19,280		610,019
Oceaneering International Inc.	61,180	[a]	541,443
Oil States International Inc.	52,677	[a,b]	258,117
Patterson-UTI Energy Inc.	21,655		322,660
PDC Energy Inc.	35,826		2,432,944
ProPetro Holding Corp.	80,800	[a]	740,128
TechnipFMC PLC	65,451	[a]	535,389
TETRA Technologies Inc.	66,481	[a]	264,594
			24,402,059
Food & Staples Retailing - .3%
BJ's Wholesale Club Holdings Inc.	14,965	[a]	1,114,743
Food, Beverage & Tobacco - 2.4%
Darling Ingredients Inc.	43,978	[a]	3,344,967
Lancaster Colony Corp.	2,610		439,916
Seaboard Corp.	215		830,403
The Hain Celestial Group Inc.	23,766	[a]	481,499
Tootsie Roll Industries Inc.	18,888		676,757

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Food, Beverage & Tobacco - 2.4% (continued)
TreeHouse Foods Inc.	69,507	[a]	3,239,027
			9,012,569
Health Care Equipment & Services - 9.0%
Acadia Healthcare Co.	27,220	[a]	2,230,135
Accuray Inc.	125,238	[a]	298,066
Addus HomeCare Corp.	6,840	[a]	610,265
AngioDynamics Inc.	67,302	[a]	1,490,066
AtriCure Inc.	11,357	[a]	518,106
Avanos Medical Inc.	94,667	[a]	2,331,648
Axonics Inc.	8,640	[a]	624,240
BioLife Solutions Inc.	22,100	[a]	521,781
Cardiovascular Systems Inc.	15,189	[a]	200,647
CONMED Corp.	8,335		738,231
CryoPort Inc.	12,055	[a]	393,716
Cytosorbents Corp.	30,051	[a]	57,097
Encompass Health Corp.	12,650		614,411
Enovis Corp.	39,304	[a]	1,990,748
Haemonetics Corp.	70,810	[a]	5,312,874
HealthEquity Inc.	6,845	[a]	452,318
HealthStream Inc.	55,424	[a]	1,226,533
Integer Holdings Corp.	36,962	[a]	2,331,193
Lantheus Holdings Inc.	2,815	[a]	221,822
LHC Group Inc.	2,590	[a]	418,207
Merit Medical Systems Inc.	57,962	[a]	3,433,090
Mesa Laboratories Inc.	4,120	[b]	703,943
Molina Healthcare Inc.	4,973	[a]	1,677,741
NuVasive Inc.	65,828	[a]	2,798,349
Omnicell Inc.	6,930	[a]	708,870
OraSure Technologies Inc.	60,681	[a]	248,185
Patterson Companies	16,072		448,248
Shockwave Medical Inc.	2,710	[a]	804,491
STAAR Surgical Co.	2,915	[a]	275,730
TransMedics Group Inc.	3,415	[a]	177,682
Varex Imaging Corp.	20,984	[a]	442,553
			34,300,986
Household & Personal Products - .8%
Oil-Dri Corp. of America	36,763		1,014,291
Spectrum Brands Holdings Inc.	30,036		1,891,968
			2,906,259
Insurance - 1.6%
eHealth Inc.	13,718	[a,b]	87,795
Horace Mann Educators Corp.	60,031		2,147,309
Old Republic International Corp.	34,714		758,154
ProAssurance Corp.	52,185		1,116,237

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Insurance - 1.6% (continued)
Stewart Information Services Corp.	4,570		231,425
The Hanover Insurance Group Inc.	14,559		1,883,789
			6,224,709
Materials - 7.1%
AdvanSix Inc.	19,850		719,761
American Vanguard Corp.	118,205		2,355,826
ATI Inc.	94,657	[a,b]	2,833,084
Avery Dennison Corp.	9,987		1,833,813
Avient Corp.	74,300		3,256,569
Balchem Corp.	6,930		913,513
Cleveland-Cliffs Inc.	114,223	[a]	1,972,631
Commercial Metals Co.	29,320		1,187,753
Crown Holdings Inc.	20,024		1,813,974
Eagle Materials Inc.	3,515		420,464
Element Solutions Inc.	23,005		429,503
Livent Corp.	17,580	[a,b]	565,724
Materion Corp.	29,769		2,569,363
Mercer International Inc.	54,840		889,505
MP Materials Corp.	15,270	[a]	534,297
Orion Engineered Carbons SA	45,940	[b]	774,548
Schnitzer Steel Industries Inc., Cl. A	35,211		1,163,371
Summit Materials Inc., Cl. A	24,715	[a]	702,400
TriMas Corp.	60,160		1,655,604
Valvoline Inc.	24,790		720,645
			27,312,348
Media & Entertainment - 2.3%
Criteo SA, ADR	75,296	[a]	2,034,498
Gray Television Inc.	145,757		2,783,959
Lions Gate Entertainment Corp., Cl. B	124,596	[a]	1,162,481
Madison Square Garden Entertainment Corp.	43,883	[a,b]	2,438,139
TechTarget Inc.	4,220	[a]	273,878
			8,692,955
Pharmaceuticals Biotechnology & Life Sciences - 2.4%
Amneal Pharmaceuticals Inc.	82,529	[a]	179,088
Apellis Pharmaceuticals Inc.	2,510	[a]	151,880
Arrowhead Pharmaceuticals Inc.	4,720	[a]	187,431
Axsome Therapeutics Inc.	13,460	[a]	858,748
Azenta Inc.	7,965		419,835
Blueprint Medicines Corp.	1,995	[a]	146,074
Charles River Laboratories International Inc.	4,269	[a]	876,212
CRISPR Therapeutics	2,195	[a]	142,873
Cytokinetics Inc.	16,775	[a]	888,404

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 2.4% (continued)
Emergent BioSolutions Inc.	13,673	[a]	328,425
Fate Therapeutics	8,035	[a]	210,035
Karuna Therapeutics Inc.	1,710	[a]	436,153
Maravai LifeSciences Holdings Inc., Cl. A	20,190	[a]	421,365
Medpace Holdings Inc.	9,351	[a]	1,380,301
Phibro Animal Health Corp., Cl. A	135,746		2,010,398
Standard Biotools Inc.	112,225	[a,b]	158,237
Twist Bioscience Corp.	2,915	[a]	116,950
Verona Pharma PLC	8,764	[a]	91,321
Verve Therapeutics Inc.	3,715	[a,b]	142,507
			9,146,237
Real Estate - 3.6%
Chatham Lodging Trust	22,929	[a,c]	278,817
Corporate Office Properties Trust	78,231	[c]	2,021,489
EPR Properties	16,260	[c]	707,147
Farmland Partners Inc.	61,681	[c]	894,991
Global Medical REIT Inc.	39,920	[c]	432,733
Hudson Pacific Properties Inc.	47,315	[c]	625,031
Lamar Advertising Co., Cl. A	12,901	[c]	1,211,275
Physicians Realty Trust	122,396	[c]	2,039,117
Potlatchdeltic Corp.	32,085	[c]	1,489,386
RLJ Lodging Trust	22,734	[c]	274,172
Sunstone Hotel Investors Inc.	104,069	[c]	1,133,311
Terreno Realty Corp.	18,685	[c]	1,139,598
The Howard Hughes Corp.	9,945	[a]	632,800
UMH Properties Inc.	45,690	[c]	824,248
			13,704,115
Retailing - 1.8%
Asbury Automotive Group Inc.	16,998	[a]	2,965,811
Caleres Inc.	17,728		452,419
Chico's FAS Inc.	50,289	[a]	285,642
Leslie's Inc.	34,055	[a]	482,900
Monro Inc.	18,510		857,198
Signet Jewelers Ltd.	5,680		371,302
The Children's Place Inc.	7,888	[a]	332,716
The ODP Corp.	27,307	[a]	976,225
			6,724,213
Semiconductors & Semiconductor Equipment - 4.6%
Ambarella Inc.	7,135	[a]	484,324
Axcelis Technologies Inc.	13,680	[a]	915,739
CEVA Inc.	11,608	[a]	339,766
Cohu Inc.	26,800	[a,b]	719,044
Diodes Inc.	27,443	[a]	1,953,118

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.1% (continued)
Semiconductors & Semiconductor Equipment - 4.6% (continued)
FormFactor Inc.	61,413	[a]	1,798,173
Kulicke & Soffa Industries Inc.	9,150		384,666
MACOM Technology Solutions Holdings Inc.	38,593	[a]	2,128,404
MaxLinear Inc.	66,323	[a]	2,382,986
Onto Innovation Inc.	13,065	[a]	927,484
Power Integrations Inc.	7,825		559,722
Rambus Inc.	63,672	[a]	1,642,101
Semtech Corp.	6,085	[a]	281,066
Silicon Laboratories Inc.	9,060	[a]	1,135,490
SiTime Corp.	2,580	[a]	274,538
Synaptics Inc.	3,215	[a]	371,686
Veeco Instruments Inc.	66,118	[a]	1,397,735
			17,696,042
Software & Services - 3.2%
BlackLine Inc.	6,230	[a,b]	423,266
Box Inc., Cl. A	27,933	[a]	719,275
Cerence Inc.	12,293	[a,b]	245,983
Cognyte Software Ltd.	87,271	[a]	455,555
Concentrix Corp.	5,430		682,985
Conduent Inc.	261,219	[a]	1,068,386
Kyndryl Holdings Inc.	66,620	[a]	694,180
MAXIMUS Inc.	9,840		596,206
New Relic Inc.	11,229	[a]	681,713
OneSpan Inc.	32,247	[a]	371,163
Qualys Inc.	3,415	[a]	518,739
Ribbon Communications Pipe	234,307	[a]	770,870
The Hackett Group Inc.	41,790		857,949
Unisys Corp.	88,579	[a]	824,670
Varonis Systems Inc.	14,870	[a]	406,695
Verint Systems Inc.	26,266	[a]	1,273,638
Wix.com Ltd.	3,824	[a]	242,021
Xperi Holding Corp.	85,696		1,363,423
			12,196,717
Technology Hardware & Equipment - 5.4%
Belden Inc.	39,927		2,614,420
Ciena Corp.	35,581	[a]	1,805,380
Diebold Nixdorf Inc.	55,254	[a]	192,284
EMCORE Corp.	47,274	[a]	112,512
II-VI Inc.	52,519	[a]	2,480,472
Infinera Corp.	54,462	[a,b]	298,452
Innoviz Technologies Ltd.	57,724	[a]	289,774
Itron Inc.	16,701	[a]	794,634

Description			Shares		Value ($)
Common Stocks - 95.1% (continued)
Technology Hardware & Equipment - 5.4% (continued)
Kimball Electronics Inc.			14,100	[a]	303,714
Knowles Corp.			113,684	[a,b]	1,722,313
Methode Electronics Inc.			69,225		2,800,843
nLight Inc.			10,451	[a]	130,533
OSI Systems Inc.			16,325	[a]	1,360,199
Quantum Corp.			542,981	[a]	852,480
Radware Ltd.			17,700	[a]	379,842
Ribbon Communications Inc.			90,312	[a]	316,995
Stratasys Ltd.			56,384	[a]	973,188
Teledyne Technologies Inc.			1,550	[a]	570,958
Viasat Inc.			23,379	[a,b]	887,934
Viavi Solutions Inc.			62,160	[a]	875,213
Vishay Precision Group Inc.			26,660	[a]	914,705
					20,676,845
Telecommunication Services - .6%
ATN International Inc.			50,616		2,371,360
Transportation - 1.1%
Heartland Express Inc.			55,135		835,295
Hub Group Inc., Cl. A			11,230	[a]	896,266
Kirby Corp.			14,400	[a]	965,664
Ryder System Inc.			10,970		838,547
Werner Enterprises Inc.			12,960		515,678
					4,051,450
Utilities - 2.3%
American States Water Co.			6,830		566,685
Chesapeake Utilities Corp.			11,940		1,508,022
Ormat Technologies Inc.			21,316	[b]	1,992,620
Portland General Electric Co.			72,348		3,738,221
Vistra Energy Corp.			48,167		1,192,133
					8,997,681
Total Common Stocks (cost $315,027,929)					363,356,029

Convertible Bonds - .0%
Energy - .0%
ION Geophysical Corp. (cost $48,000)	8.00	12/15/2025	48,000	[d]	26,305

Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Russell 2000 ETF (cost $2,241,247)			11,700	[b]	2,146,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 3.1%
Registered Investment Companies - 3.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,915,862)	2.34	11,915,862	[e]	11,915,862

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $6,021,551)	2.34	6,021,551	[e]	6,021,551
Total Investments (cost $335,254,589)		100.4%		383,466,697
Liabilities, Less Cash and Receivables		(.4%)		(1,400,586)
Net Assets		100.0%		382,066,111

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2022, the value of the fund’s securities on loan was $20,021,361 and the value of the collateral was $20,953,143, consisting of cash collateral of $6,021,551 and U.S. Government & Agency securities valued at $14,931,592. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Non-income producing—security in default.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	26,305		-	26,305
Equity Securities - Common Stocks	362,585,159	770,870	††	-	363,356,029
Exchange-Traded Funds	2,146,950	-		-	2,146,950
Investment Companies	17,937,413	-		-	17,937,413

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2022, accumulated net unrealized appreciation on investments was $48,212,108, consisting of $79,378,259 gross unrealized appreciation and $31,166,151 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.